Issued share capital (Tables)	6 Months Ended
Jun. 30, 2024
Issued share capital
Schedule of issued share capital

	No. of shares (in
EUR’000	thousands)	H1 2024	H1 2023
Ordinary shares at 1 January	311,409	41,839	26,575
Issued in February 2024 for capital increase	39,520	5,301	-
Issued in June 2024 for capital increase	28	4	-
Ordinary shares at 30 June	350,957	47,144	26,575